Securities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term securities
Current securities	$ 14,174	$ 7,400
Long-term securities
Long-term securities	3,809	4,702
Equity
Short-term securities
Equity securities at FVTPL, publicly traded	1,822	4
Equity securities at FVTPL, unlisted	1,130	0
Long-term securities
Equity securities at FVTPL, publicly traded	0	701
Equity securities at FVTPL, privately held	3,809	4,001
Debt securities
Short-term securities
Equity securities at FVTPL, publicly traded	2,403	1,068
Debt securities at FVOCI, publicly traded	$ 8,819	$ 6,328